SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION AWARDS MEASURED AT GRANT DATE FAIR VALUE

	For the Years Ended September 30,
	2025	2024
Exercise price	$2.5	$2.5
Expected term (years)	5.2	5.2
Expected stock price volatility	150.0%	150.0%
Risk-free rate of interest	4.55%	5.58%
Expected dividend rate	0%	0%

SUMMARY OF STOCK OPTION

The following table summarizes the Company’s stock option activities:

	Number of options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
Outstanding, September 30, 2023	356	$2.5	9.0
Granted	469	2.5	10.0
Forfeited	-	-	-
Exercised	-	-	-
Outstanding, September 30, 2024	825	$2.5	8.4
Granted	10,067	2.5	10.0
Forfeited	-	-	-
Exercised	-	-	-
Exercisable, September 30, 2025	10,892	2.5	9.6